Description of the Plan (Details) - EBP 033 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Description of Plan [Line Items]
Participant contribution maximum , percentage	75.00%
Employer profit sharing contributions receivable	$ 14,955,905	$ 25,832,386
Profit sharing contribution vesting service period	3 years
Forfeited nonvested accounts	$ 1,250,553	$ 941,617
Employer contributions reduced from forfeited nonvested accounts	790,896
Participant loan minimum borrowing, amount	1,000
Participant loan maximum borrowing, amount	$ 50,000
Participant loan maximum borrowing to account balance, percentage	50.00%
General loan term minimum	1 year
General loan term maximum	5 years
Maximum loan term in limited circumstances	15 years